THIRD AVENUE FUNDS

                             THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      THIRD AVENUE INTERNATIONAL VALUE FUND


                         Supplement Dated April 19, 2004
                      to the Prospectus dated March 1, 2004

THE INFORMATION IN THIS SUPPLEMENT UPDATES THE CORRESPONDING INFORMATION IN, AND SHOULD BE READ IN CONJUNCTION WITH, THE PROSPECTUS.

Effective immediately, the "Paying for Shares by Wire" section on page 19 of the Prospectus is deleted and replaced with the following:

PAYING FOR SHARES BY WIRE

Prior to sending wire instructions, please notify PFPC at (800) 443-1021, Option 2, to insure proper credit to your account.

Direct your bank to wire funds as follows:

         PNC Bank
         ABA #: 031000053
         Acct#: 8606905687

For further credit to: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, or Third Avenue International Value Fund (Shareholder's name, exact account title and account number).

Heavy wire traffic over the Federal Reserve System may delay the arrival of purchase orders made by wire.


              Please retain this supplement for future reference.